Note 16 - Commitments	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of commitments [text block]
16.	COMMITMENTS

Flow-through expenditures

The Company has issued flow-through shares and any resulting flow-through share premium was recorded as a flow-through premium liability. The liability is subsequently reduced when the required exploration expenditures are made, and accordingly, a recovery of flow-through premium liability is then recorded in profit or loss.

During the year ended March 31, 2024, the Company raised $1,109,268 through the issuance of flow-through private placement and is committed to spend this amount on qualifying Canadian exploration expenditures by December 31, 2025. As of March 31, 2026, the Company has fulfilled $1,109,268 of the required flow-through spending obligation.

During the year ended March 31, 2025, the Company raised $7,536,379 through the issuance of flow-through and charitable flow-through private placements and is committed to spend this amount on qualifying Canadian exploration expenditures by December 31, 2025. As of March 31, 2026, the Company has fulfilled $7,536,379 of the required flow-through spending obligation.

During the year ended March 31, 2026, the Company raised $5,746,680 through the issuance of flow-through private placements and is committed to spend this amount on qualifying Canadian exploration expenditures by December 31, 2027. As of March 31, 2026, the Company has fulfilled $Nil of the required flow-through spending obligation.

The flow-through premium liability is comprised of:

	March 31, 2026	March 31, 2025	March 31, 2024

Balance, opening	$1,791,526	$11,666	$-
Addition	1,605,690	1,900,762)	20,143
Recovery of flow-through premium liability	(1,791,526)	(120,902)	(8,477)

Balance, closing	$1,605,690	$1,791,526	$11,666

During the year ended March 31, 2026, the Company has recognized a recovery of flow-through premium liability of $1,791,526 (2025 - $120,902; 2024 - $8,477) in profit or loss, respectively.